Average Annual Total Returns - BARON OPPORTUNITY FUND	Jan. 28, 2021
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.26%
5 Years	20.67%
10 Years	16.93%
Since Inception	6.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	7.03%
BARON OPPORTUNITY FUND
Average Annual Return:
1 Year	88.75%
5 Years	30.78%
10 Years	18.77%
Since Inception	10.56%
Inception Date	Feb. 29, 2000
BARON OPPORTUNITY FUND | After Taxes on Distributions
Average Annual Return:
1 Year	85.35%
5 Years	28.02%
10 Years	16.82%
Since Inception	9.68%
Inception Date	Feb. 29, 2000
BARON OPPORTUNITY FUND | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	54.26%
5 Years	24.43%
10 Years	15.07%
Since Inception	8.79%
Inception Date	Feb. 29, 2000
Institutional Shares
Average Annual Return:
1 Year	89.28%	[1]
5 Years	31.13%	[1]
10 Years	19.09%	[1]
Since Inception	10.73%	[1]
Inception Date	May 29, 2009	[1]
R6 Shares
Average Annual Return:
1 Year	89.34%	[1]
5 Years	31.15%	[1]
10 Years	19.10%	[1]
Since Inception	10.73%	[1]
Inception Date	Aug. 31, 2016	[1]

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.